Earnings Per Share (Schedule of computation of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic EPS:
Net income attributable to Shares	$ 79,949	$ 60,277	$ 21,778
Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,158	43,644	39,383
Diluted EPS:
Net income attributable to Shares	$ 79,949	$ 60,277	$ 21,778
Add amortization of notes issuance costs	1,094	105	0
Net income used in diluted earnings per Share calculation	$ 81,043	$ 60,382	$ 21,778
Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,158	43,644	39,383
Effect of stock-based awards	650	988	989
Effect of conversion of Notes	$ 3,421	$ 403	$ 0
Diluted	48,229	45,035	40,372
Basic net earnings per share	$ 1.81	$ 1.38	$ 0.55
Diluted net income per Share	$ 1.66	$ 1.34	$ 0.54
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	5,704	0	0